Condensed Consolidating Financial Information Condensed Consolidating Financial Information - Additional Information (Details) (Four Point Seven Five Percent Senior Notes Due May 2023, USD $)
In Millions, unless otherwise specified
May 09, 2013
Four Point Seven Five Percent Senior Notes Due May 2023
Debt Instrument
Debt Instrument, Interest Rate, Stated Percentage	4.75%
Debt Instrument, Face Amount	$ 600